SUNAMERICA STYLE SELECT SERIES, INC.
                               FOCUSED PORTFOLIOS

                Supplement to the Prospectus dated June 20, 2002


         Effective immediately, the Asset Protection Plan described on page 26 of the Prospectus is no longer being offered.



Dated: August 15, 2002